Business Acquisitions	12 Months Ended
Dec. 31, 2010
BUSINESS ACQUISITIONS [Abstract]
5. BUSINESS ACQUISITIONS

5.	BUSINESS ACQUISITIONS

2009 – In April 2009, the company acquired Sonoma Photonics, Inc., as well as assets from Swift Engineering’s Killer Bee Unmanned Air Systems product line for an aggregate amount of approximately $33 million in cash. The operating results of these businesses are reported in the Aerospace Systems segment from the date of acquisition. The assets, liabilities, and results of operations of these businesses were not material to the company’s consolidated financial position or results of operations, and thus pro-forma financial information is not presented.

2008 – In October 2008, the company acquired 3001 International, Inc. (3001 Inc.) for approximately $92 million in cash. 3001 Inc. provides geospatial data production and analysis, including airborne imaging, surveying, mapping and geographic information systems for U.S. and international government intelligence, defense and civilian customers. The operating results of 3001 Inc. are reported in the Information Systems segment from the date of acquisition. The assets, liabilities, and results of operations of 3001 Inc. are not material to the company’s consolidated financial position or results of operations, and thus pro-forma information is not presented.